Document And Entity Information	Jun. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	SCOTT'S LIQUID GOLD-INC.
Entity Central Index Key	0000088000
Entity Emerging Growth Company	false
Securities Act File Number	001-13458
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0920811
Entity Address, Address Line One	8400 E. Crescent Parkway
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	373-4860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE